Corporate Information - Schedule of Company's Principal Subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AMTD International Holding Group Limited) ("AMTD IHG") [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		Hong Kong (“HK”)
Issued and registered share capital	[1]	$ 500,000
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Investment holding
AMTD Strategic Investment Limited [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		HK
Issued and registered share capital	[1]	$ 1
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Strategic investment
AMTD Overseas Limited [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		HK
Issued and registered share capital	[1]	$ 1
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Strategic investment
AMTD Investment Inc. [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		Cayman Islands
Issued and registered share capital	[1]	$ 1
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Investment holding
AMTD Strategic Investment (BVI) Limited [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		BVI
Issued and registered share capital	[1]	$ 1
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Investment holding
AMTD IDEA International Limited [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		BVI
Issued and registered share capital	[1]	$ 1
Percentage of equity and voting rights attributable to the Company		100.00%	100.00%	100.00%
Principal activities		Investment holding
L'Officiel Inc. SAS ("L'Officiel") [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		France
Issued and registered share capital	[1]	$ 6,960,100
Percentage of equity and voting rights attributable to the Company		97.10%	100.00%
Principal activities		Investment holding and provision of fashion and luxury media advertising, art and marketing services
The Art Newspaper SA [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		Switzerland
Issued and registered share capital	[1]	$ 1,400,000
Percentage of equity and voting rights attributable to the Company		97.10%
Principal activities		Investment holding and provision of fashion, arts and luxury media advertising and marketing services
AMTD Digital Inc. ("AMTD Digital") [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation	[2]	Cayman Islands
Issued and registered share capital	[1],[2]	$ 7,658
Percentage of equity and voting rights attributable to the Company	[2]	85.20%	84.90%
Principal activities	[2]	Investment holding
AMTD Risk Solutions Group Limited [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		HK
Issued and registered share capital	[1]	$ 500,000
Percentage of equity and voting rights attributable to the Company		85.20%	84.90%
Principal activities		Provision of digital solutions and other services
AMTD Assets Group ("AMTD Assets") [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation	[2]	Cayman Islands
Issued and registered share capital	[1],[2]	$ 10,410
Percentage of equity and voting rights attributable to the Company	[2]	81.90%
Principal activities	[2]	Investment holding
AMTD World Media and Entertainment Group [Member]
Schedule Of The Company Principal Subsidiaries [Line Items]
Place of incorporation		Cayman Islands
Issued and registered share capital	[1]	$ 182,839,871
Percentage of equity and voting rights attributable to the Company		97.10%	84.90%
Principal activities		Provision of media and entertainment business and investment holding

[1]	All amounts in dollars in this note only.
[2]	During the year ended December 31, 2022 and 2023, the Company acquired AMTD Digital and AMTD Assets, respectively, and became subsidiary of the Group. Since the Group, AMTD Digital and AMTD Assets are under common control of AMTD Group, the acquisition of AMTD Digital and AMTD Assets has been accounted for as business combination under common control which has been detailed in Note 2.